Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 679
2027	599
2028 and after	1,098
Total lease payments	2,376
Less imputed interest	346
Total lease liabilities	$ 2,030